Note 9 - Auditor's Renumeration	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of auditors' remuneration [text block]
9	AUDITOR’S REMUNERATION

The analysis of auditor’s remuneration is as follows:

	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Fees payable to the Company’s auditors for the audit of the Parent Company and Consolidated annual financial statements	705	440	394
Fees payable to the Company’s auditors and their associates for other services to the Group:
Audit related assurance services	270	64	70
Tax advisory services	10	—	145
Other assurance services	2,579	—	—
Other non-audit services	63	—	—
Transaction related services	312	156	—
Total Fees	3,939	660	609